NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR (Detail) (USD $)	12 Months Ended				73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Share-based Compensation	$ 4,746,416	$ 3,125,000	$ 3,375,000	$ 7,500	$ 11,265,331
Adjustments to Additional Paid in Capital, Other			604,774
Net Share-based Compensation			$ 2,768,878